UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/06
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Adams Asset Advisors, LLC
Address: 8150 N. Central Expressway Suite 101
Dallas, Texas 75206

Form 13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Steven Adams
Title:   Manager/Owner
Phone: 214-360-7410

/s/ Steven Adams
January 18, 2007

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                89
                                              -----------
Form 13F Information Table Value Total:       $   139,504
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Adams Asset Advisors, LLC
FORM 13F
As of 12/31/06





               TITLE           MARKET                      VOTING
               OF              VALUE  SHARES/  INVEST OTH  AUTHORITY
NAME OF ISSUER CLASS CUSIP     x$1000 PRN AMT  DISCR  MNGR SOLE SHARED NONE
-------------- ---   --------- ------ -------- ------ ---- ---- ------ ----
Ace Limited	COM   010366437   827  13,654SH SOLE                  13,654
Alcoa Inc	COM   013817101 2,183  72,732SH SOLE                  72,732
Alliance Res. 	COM   01877R108   473  13,705SH SOLE                  13,705
Altria Group   COM   02209S103 3,905  45,502SH SOLE                  45,502
Ascendant Sol.	COM   04349Y107    35  94,764SH SOLE                  94,764
Bank of Amer.	COM   060505104 3,535  66,215SH SOLE                  66,215
Belo Corp	COM   080555105 1,639  89,222SH SOLE                  89,222
Blair Corp	COM   092828102   336  10,246SH SOLE                  10,246
Boardwalk Pipe	COM   096627104   271   8,797SH SOLE                   8,797
Bristol Myers	COM   110122108   766  29,097SH SOLE                  29,097
Caterpillar 	COM   149123101 3,148  51,333SH SOLE                  51,333
Chevron Corp	COM   166764100 3,933  53,488SH SOLE                  53,488
Citadel Sec	COM   17288Q109   270 530,000SH SOLE                 530,000
Citigroup	COM   172967101 3,229  57,977SH SOLE                  57,977
ConocoPhillips COM   20825C104 4,173  57,999SH SOLE                  57,999
Deluxe Corp	COM   248019101 3,385 134,319SH SOLE                 134,319
Dow Chemical	COM   260543103 3,486  87,361SH SOLE                  87,361
DTE Energy	COM   233331107 3,265  67,445SH SOLE                  67,445
Eaglerock Ener	COM   26985R104 3,943 193,361SH SOLE                 193,361
Earthlink	COM   270321102   174  24,450SH SOLE                  24,450
Eastman Chem	COM   277432100 3,701  62,399SH SOLE                  62,399
Emmis Comm	COM   291525103   105  12,780SH SOLE                  12,780
Enbridge Ener	COM   29250R106   220   4,464SH SOLE                   4,464
Exxon Mobil	COM   30231G102   200   2,608SH SOLE                   2,608
First Horizon	COM   320517105 3,206  76,734SH SOLE                  76,734
Fording CDN 	COM   345425102   546  26,300SH SOLE                  26,300
Fortune Brands	COM   349631101   915  10,713SH SOLE                  10,713
France Telecom	COM   35177Q105   867  31,308SH SOLE                  31,308
Furniture Brand	COM   360921100   195  12,000SH SOLE                  12,000
Gannett Co	COM   364730101 2,439  40,340SH SOLE                  40,340
Genuine Parts	COM   372460105   781  16,460SH SOLE                  16,460
Georgia Gulf	COM   373200203   198  10,250SH SOLE                  10,250
GlaxoSmithKlin COM   37733W105   200   3,785SH SOLE                   3,785
H&R Block	COM   093671105 1,708  74,137SH SOLE                  74,137
Hawaiian Elec	COM   419870100   919  33,836SH SOLE                  33,836
Hydril Co	COM   448774109   202   2,680SH SOLE                   2,680
Jakks Pacific	COM   47012E106   244  11,163SH SOLE                  11,163
Johnson @ John	COM   478160104 1,197  18,124SH SOLE                  18,124
Journal Regis.	COM   457461200   177  24,300SH SOLE                  24,300
JPMorgan Chase	COM   46625H100 3,542  73,328SH SOLE                  73,328
KMP Energy Par.COM   494550106   918  19,166SH SOLE                  19,166
Labor Ready	COM   505401208   184  10,017SH SOLE                  10,017
LoJack Corp	COM   539451104   210  12,300SH SOLE                  12,300
Louisiana Pac.	COM   546347105 1,856  86,212SH SOLE                  86,212
Magellan Mid.	COM   559080106   314   8,124SH SOLE                   8,124
Marathon Oil	COM   565849106   667   7,212SH SOLE                   7,212
Masco Corp	COM   574599106 3,719 124,522SH SOLE                 124,522
Merck & Co.	COM   589331107 4,133  94,803SH SOLE                  94,803
Microsoft	COM   594918104   243   8,123SH SOLE                   8,123
National City	COM   635405103   349   9,536SH SOLE                   9,536
Odyssey Health	COM   67611V101   193  14,586SH SOLE                  14,586
Olin Corp	COM   680665205   195  11,830SH SOLE                  11,830
Olympic Steel  COM   68162K106   238  10,720SH SOLE                  10,720
Oneok Inc	COM   682680103 1,764  40,908SH SOLE                  40,908
One Ok Partner	COM   68268N103   459   7,249SH SOLE                   7,249
Paccar Inc	COM   693718108 3,950  60,866SH SOLE                  60,866
Palm Inc	COM   696643105   215  15,269SH SOLE                  15,269
PetroChina	COM   71646E100 4,089  29,045SH SOLE                  29,045
Pfizer		COM   717081103 3,870 149,414SH SOLE                 149,414
Pier 1 Imports	COM   720279108   245  41,130SH SOLE                  41,130
Pioneer Drill	COM   723655106   153  11,530SH SOLE                  11,530
Plug Power	COM   72919P103    64  16,489SH SOLE                  16,489
Polaris Ind.	COM   731068102 3,551  75,826SH SOLE                  75,826
Portal Player	COM   736187204   270  20,077SH SOLE                  20,077
PPG Industries	COM   693506107 3,268  50,899SH SOLE                  50,899
PrimeWest Ener	COM   741930309   988  53,488SH SOLE                  53,488
Progress Ener	COM   743263105   202   4,118SH SOLE                   4,118
Puget Energy	COM   745310102   803  31,656SH SOLE                  31,656
Schnitzer Stl	COM   806882106   248   6,237SH SOLE                   6,237
Scottish Pwr	COM   81013T804 1,386  23,722SH SOLE                  23,722
Sempra Energy	COM   816851109   762  13,603SH SOLE                  13,603
Stone Energy	COM   861642106   260   7,360SH SOLE                   7,360
St. Paul Trav	COM   792860108   857  15,962SH SOLE                  15,962
Sunono Logist.	COM   86764L108   259   5,125SH SOLE                   5,125
SuperValu	COM   868536103 1,729  48,357SH SOLE                  48,357
TC Pipelines	COM   87233Q108   904  25,124SH SOLE                  25,124
New Zeal. Tele	COM   879278208 3,712 137,890SH SOLE                 137,890
Tele. De Mex	COM   879403780 1,465  51,848SH SOLE                  51,848
TXU Corp	COM   873168108 4,004  73,861SH SOLE                  73,861
Unilever	COM   904767704   812  29,182SH SOLE                  29,182
Universal Corp	COM   913456109 3,785  77,235SH SOLE                  77,235
UST Inc.	COM   902911106 3,929  67,517SH SOLE                  67,517
Valassis Comm	COM   918866104   177  12,185SH SOLE                  12,185
Verizon Comm	COM   92343V104 3,887 104,377SH SOLE                 104,377
Washington Mut	COM   939322103 3,778  83,057SH SOLE                  83,057
Westwood One	COM   961815107   198  28,045SH SOLE                  28,045
Whirlpool Corp	COM   963320106 3,098  37,316SH SOLE                  37,316
Wyeth		COM   983024100   788  15,474SH SOLE                  15,474
XL Capital	COM   010516331 1,818  25,247SH SOLE                  25,247



REPORT SUMMARY:		89	   139,504